Financial assets and liabilities, Trust Certificates summarized (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 29, 2010
Summary of Trust Certificates [Abstract]
Capitalization of interests		$ 1,950
Interest payable		1,193
Trust Certificates [Member]
Summary of Trust Certificates [Abstract]
Consolidated offering	$ 10,500,000	10,500,000	$ 10,500,000
Capitalization of interests	414,194	414,194
Payments made	(444,864)	(444,864)
Transaction costs	(737,973)	(804,170)
Subtotal	9,731,357	9,665,160
Interest payable	709,589	86,698
Subscription of mandatorily convertible debentures into shares through CBFs	0	(851,054)
Loss of control of TMM DM	(10,440,946)	0
Long-term trust certificates	0	8,900,804
Interest expense	$ 942,266	$ 684,829